Inventories - Additional information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories [Line Items]
Reversal of write down of inventory	₩ 11,422	₩ 2,020	₩ 4,872
Write down of inventory	7,761	4,998	3,127
Other Gains Losses [Member]
Inventories [Line Items]
Write down of inventory	₩ 7,761	₩ 4,998	₩ 3,127